BLUEPRINT ADAPTIVE GROWTH ALLOCATION FUND
SCHEDULE OF INVESTMENTS
November 30, 2025 (Unaudited)

COMMON STOCKS - 78.2%	Shares	Value
Communications - 5.0%
Cable & Satellite - 0.0% (a)
Charter Communications, Inc. - Class A (b)	138	$ 27,617

Entertainment Content - 0.1%
Bandai Namco Holdings, Inc. - ADR (b)	14,355	209,396

Internet Media & Services - 4.7%
Alphabet, Inc. - Class A	14,888	4,766,840
Alphabet, Inc. - Class C	12,143	3,887,217
Auto Trader Group plc - ADR	96,735	198,307
Netflix, Inc. (b)	7,150	769,197
Prosus N.V. - ADR (b)	38,186	479,998
		10,101,559
Telecommunications - 0.2%
Deutsche Telekom AG - ADR	7,156	230,280
Telephone and Data Systems, Inc.	4,846	195,148
		425,428
Consumer Discretionary - 6.5%
Apparel & Textile Products - 0.8%
CIE Financiere Richermont S.A. - ADR	25,365	537,738
Hermes International SCA - ADR	1,007	245,587
Kering S.A. - ADR	14,462	491,853
LVMH Moet Hennessy Louis Vuitton SE - ADR	3,596	533,143
		1,808,321
Automotive - 0.5%
General Motors Company	2,614	192,181
Mercedes-Benz Group AG - ADR (b)	29,278	493,335
Toyota Motor Corporation - ADR	2,315	467,329
		1,152,845
E-Commerce Discretionary - 3.2%
Amazon.com, Inc. (b)	29,514	6,883,255

Home & Office Products - 0.2%
Somnigroup International, Inc.	5,395	493,750

BLUEPRINT ADAPTIVE GROWTH ALLOCATION FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 78.2% (Continued)	Shares	Value
Consumer Discretionary - 6.5% (Continued)
Home Construction - 0.4%
Armstrong World Industries, Inc.	1,445	$ 274,175
Geberit AG - ADR (b)	6,876	535,537
		809,712
Leisure Facilities & Services - 0.6%
Amadeus IT Group S.A. - ADR	3,297	242,076
McDonald's Corporation	2,159	673,219
Planet Fitness, Inc. - Class A (b)	2,282	255,515
		1,170,810
Retail - Discretionary - 0.8%
Boot Barn Holdings, Inc. (b)	1,227	237,817
Fast Retailing Company Ltd. - ADR	14,254	520,699
Industria de Diseno Textil S.A. - ADR	36,232	509,059
Wesfarmers Ltd. - ADR (b)	17,113	458,115
		1,725,690
Consumer Staples - 3.4%
Beverages - 0.8%
Anheuser-Busch InBev S.A./N.V. - ADR	4,145	255,042
Coca-Cola Company (The)	11,361	830,716
PepsiCo, Inc.	4,012	596,745
		1,682,503
Food - 0.1%
Nestlé S.A. - ADR	2,622	261,099

Household Products - 0.3%
Haleon plc - ADR (b)	26,288	257,097
L'Oreal S.A. - ADR	2,987	260,257
Unilever plc - ADR	4,239	256,841
		774,195
Retail - Consumer Staples - 1.4%
Casey's General Stores, Inc.	989	564,185
Five Below, Inc. (b)	1,663	274,212
Hims & Hers Health, Inc. (b)	4,374	173,910
Walmart, Inc.	17,395	1,922,322
		2,934,629

BLUEPRINT ADAPTIVE GROWTH ALLOCATION FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 78.2% (Continued)	Shares	Value
Consumer Staples - 3.4% (Continued)
Tobacco & Cannabis - 0.5%
Altria Group, Inc.	2,534	$ 149,531
British American Tobacco plc - ADR	8,547	501,367
Philip Morris International, Inc.	2,327	366,456
		1,017,354
Wholesale - Consumer Staples - 0.3%
Performance Food Group Company (b)	2,087	202,585
US Foods Holding Corporation (b)	4,606	362,354
		564,939
Energy - 2.3%
Oil & Gas Producers - 2.0%
BP plc - ADR	13,240	477,964
Chevron Corporation	2,961	447,496
DT Midstream, Inc.	2,825	343,125
Enbridge, Inc.	10,569	515,556
Exxon Mobil Corporation	13,069	1,514,958
Shell plc	6,186	456,341
TotalEnergies SE - ADR	7,788	511,672
		4,267,112
Renewable Energy - 0.3%
Vestas Wind Systems A/S - ADR	73,272	578,116

Financials - 13.1%
Asset Management - 0.7%
Brookfield Corporation	9,993	469,671
Charles Schwab Corporation (The)	2,542	235,719
Janus Henderson Group plc (b)	2,441	106,696
Stifel Financial Corporation	3,343	407,846
UBS Group AG (b)	6,658	256,999
		1,476,931
Banking - 6.3%
Banco BBVA Argentina S.A. - ADR	15,740	252,784
Banco Santander S.A. - ADR	56,737	608,788
Bank of America Corporation	19,271	1,033,889
Bank of Montreal	4,003	504,898
Bank of Nova Scotia (The)	7,955	551,202

BLUEPRINT ADAPTIVE GROWTH ALLOCATION FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 78.2% (Continued)	Shares	Value
Financials - 13.1% (Continued)
Banking - 6.3% (Continued)
Barclays plc - ADR	22,648	$ 516,148
BNP Paribas S.A. - ADR	6,658	285,695
Citigroup, Inc.	5,240	542,864
Comerica, Inc.	2,921	234,790
Commonwealth Bank of Australia - ADR	4,502	450,110
DBS Group Holdings Ltd. - ADR	3,052	511,973
First Horizon Corporation	12,415	277,351
HSBC Holdings plc - ADR	7,194	511,925
Intesa Sanpaolo S.p.A. - ADR	12,901	520,297
JPMorgan Chase & Company	8,222	2,574,144
Lloyds Banking Group plc - ADR	105,613	538,626
Mitsubishi UFJ Financial Group, Inc. - ADR	31,009	489,322
Mizuho Financial Group, Inc. - ADR	77,437	549,803
National Australia Bank Ltd. - ADR	33,585	444,330
Royal Bank of Canada	3,396	523,290
Toronto-Dominion Bank (The)	6,226	522,548
US Bancorp	4,487	220,087
Wells Fargo & Company	9,640	827,594
		13,492,458
Institutional Financial Services - 2.2%
Bank of New York Mellon Corporation (The)	1,994	223,527
BlackRock, Inc.	205	214,697
Evercore, Inc. - Class A	996	318,790
Goldman Sachs Group, Inc. (The)	910	751,696
Hong Kong Exchanges and Clearing Ltd. - ADR	23,496	1,251,867
Houlihan Lokey, Inc.	730	128,042
Interactive Brokers Group, Inc. - Class A	16,471	1,070,945
Morgan Stanley	3,611	612,642
Piper Sandler Companies	579	194,486
		4,766,692
Insurance - 3.1%
AIA Group Ltd. - ADR	12,898	538,105
Allianz SE - ADR	28,026	1,207,921
AXA S.A. - ADR	5,597	253,432
Berkshire Hathaway, Inc. - Class B (b)	5,431	2,790,502

BLUEPRINT ADAPTIVE GROWTH ALLOCATION FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 78.2% (Continued)	Shares	Value
Financials - 13.1% (Continued)
Insurance - 3.1% (Continued)
Hanover Insurance Group, Inc. (The)	916	$ 169,964
Jackson Financial, Inc. - Class A	2,338	229,147
Muenchener Rueckversicherungs-Gesellschaft AG - ADR	19,972	252,246
Old Republic International Corporation	6,746	310,991
Sompo Holdings, Inc. - ADR	16,653	263,117
Sony Financial Group, Inc. - ADR (b)	3,712	17,409
Swiss Re AG - ADR	9,555	421,471
Unum Group	3,903	296,511
		6,750,816
Specialty Finance - 0.8%
Adyen N.V. - ADR (b)	29,300	454,736
American Express Company	1,564	571,283
Capital One Financial Corporation	875	191,686
FirstCash Holdings, Inc.	939	148,747
Rocket Companies, Inc. - Class A (b)	23,438	468,291
		1,834,743
Health Care - 6.6%
Biotech & Pharma - 4.9%
AbbVie, Inc.	5,021	1,143,282
Amgen, Inc.	1,617	558,609
AstraZeneca plc - ADR	6,499	602,587
Bristol-Myers Squibb Company	3,035	149,322
Corcept Therapeutics, Inc. (b)	2,136	169,598
Daiichi Sankyo Company Ltd. - ADR	9,954	244,868
Eli Lilly & Company	2,294	2,467,128
Exelixis, Inc. (b)	6,722	296,911
Gilead Sciences, Inc.	3,270	411,497
GSK plc - ADR	11,539	552,257
Johnson & Johnson	6,599	1,365,465
Merck & Company, Inc.	6,743	706,869
Novartis AG - ADR	3,795	494,868
Pfizer, Inc.	8,281	213,153
Roche Holding AG - ADR	10,722	512,833
Sanofi S.A. - ADR	4,982	248,502

BLUEPRINT ADAPTIVE GROWTH ALLOCATION FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 78.2% (Continued)	Shares	Value
Health Care - 6.6% (Continued)
Biotech & Pharma - 4.9% (Continued)
United Therapeutics Corporation (b)	958	$ 465,588
		10,603,337
Health Care Facilities & Services - 0.4%
CVS Health Corporation	3,215	258,357
Encompass Health Corporation	1,099	127,726
Tenet Healthcare Corporation (b)	1,991	431,729
		817,812
Medical Equipment & Devices - 1.3%
Danaher Corporation	1,877	425,666
EssilorLuxottica S.A. - ADR	2,995	536,764
Intuitive Surgical, Inc. (b)	1,047	600,434
Medtronic plc	3,671	386,666
Penumbra, Inc. (b)	938	274,993
Thermo Fisher Scientific, Inc.	973	574,878
		2,799,401
Industrials - 9.2%
Aerospace & Defense - 2.4%
Airbus SE - ADR	9,221	532,513
BAE Systems plc - ADR	4,506	386,209
Boeing Company (The) (b)	1,133	214,137
Curtiss-Wright Corporation	1,630	919,793
General Dynamics Corporation	756	258,272
Lockheed Martin Corporation	329	150,636
Rheinmetall AG - ADR (b)	1,125	381,870
Rolls-Royce Holdings plc - ADR	33,785	476,031
RTX Corporation	3,688	645,068
Safran S.A. - ADR	5,574	465,763
Woodward, Inc.	2,293	687,969
		5,118,261
Diversified Industrials - 1.5%
3M Company	1,542	265,301
Emerson Electric Company	806	107,504
General Electric Company	4,223	1,260,354
Hitachi Ltd. - ADR	15,360	491,367

BLUEPRINT ADAPTIVE GROWTH ALLOCATION FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 78.2% (Continued)	Shares	Value
Industrials - 9.2% (Continued)
Diversified Industrials - 1.5% (Continued)
Siemens AG - ADR	8,797	$ 1,166,834
		3,291,360
Electrical Equipment - 1.3%
Acuity, Inc.	609	223,150
BWX Technologies, Inc.	3,592	642,537
nVent Electric plc	3,850	412,990
OSI Systems, Inc. (b)	632	171,177
Schneider Electric SE - ADR	8,721	467,794
Siemens Energy AG - ADR (b)	3,945	527,368
SPX Technologies, Inc. (b)	1,151	247,511
Watts Water Technologies, Inc. - Class A	692	190,909
		2,883,436
Engineering & Construction - 1.6%
AECOM	1,515	156,242
Comfort Systems USA, Inc.	1,401	1,368,693
Dycom Industries, Inc. (b)	819	296,093
EMCOR Group, Inc.	777	477,909
Granite Construction, Inc.	1,832	196,995
MasTec, Inc. (b)	1,990	425,621
Sterling Infrastructure, Inc. (b)	1,805	621,480
		3,543,033
Industrial Intermediate Products - 0.3%
Mueller Industries, Inc.	2,569	282,256
RBC Bearings, Inc. (b)	865	384,899
		667,155
Industrial Support Services - 0.4%
API Group Corporation (b)	10,315	408,062
Applied Industrial Technologies, Inc.	415	107,410
RB Global, Inc.	3,031	297,644
		813,116
Machinery - 0.9%
Caterpillar, Inc.	1,333	767,488
Deere & Company	778	361,373
ESCO Technologies, Inc.	1,207	256,983
JBT Marel Corporation	1,672	234,966

BLUEPRINT ADAPTIVE GROWTH ALLOCATION FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 78.2% (Continued)	Shares	Value
Industrials - 9.2% (Continued)
Machinery - 0.9% (Continued)
Zurn Elkay Water Solutions Corporation	5,753	$ 274,418
		1,895,228
Transportation & Logistics - 0.7%
Deutsche Post AG - ADR	11,091	577,952
FedEx Corporation	618	170,370
Kone OYJ - B Shares - ADR	14,169	480,542
Union Pacific Corporation	829	192,187
		1,421,051
Transportation Equipment - 0.1%
Volvo AB - B Shares - ADR (b)	9,167	274,643

Materials - 1.2%
Chemicals - 0.1%
NewMarket Corporation	194	148,125

Containers & Packaging - 0.2%
Brambles Ltd. - ADR (b)	16,289	515,107

Metals & Mining - 0.6%
BHP Group Ltd. - ADR	4,696	257,012
Rio Tinto plc - ADR	7,328	527,250
Sumitomo Metal Mining Company Ltd. - ADR (b)	67,174	552,170
		1,336,432
Steel - 0.3%
Carpenter Technology Corporation	2,018	642,814

Real Estate - 5.0%
Real Estate Services - 0.2%
Jones Lang LaSalle, Inc. (b)	1,123	365,750

REITs - 4.8%
BXP, Inc.	2,353	170,263
CareTrust REIT, Inc.	4,973	186,637
EastGroup Properties, Inc.	1,804	326,849
Equity LifeStyle Properties, Inc.	3,049	191,690

BLUEPRINT ADAPTIVE GROWTH ALLOCATION FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 78.2% (Continued)	Shares	Value
Real Estate - 5.0% (Continued)
REITs - 4.8% (Continued)
Host Hotels & Resorts, Inc.	21,713	$ 382,800
Lamar Advertising Company - Class A	2,738	362,484
Omega Healthcare Investors, Inc.	7,674	352,390
Prologis, Inc.	16,988	2,183,468
Realty Income Corporation	10,449	601,967
Simon Property Group, Inc.	6,999	1,304,054
Sun Communities, Inc.	3,828	493,199
Ventas, Inc.	11,649	939,259
Welltower, Inc.	12,097	2,518,837
WP Carey, Inc.	5,048	340,084
		10,353,981
Technology - 23.9%
Semiconductors - 10.2%
Advanced Micro Devices, Inc. (b)	5,495	1,195,327
ASML Holding N.V.	498	527,880
Broadcom, Inc.	13,368	5,386,769
Intel Corporation (b)	12,114	491,344
NVIDIA Corporation	77,307	13,683,339
QUALCOMM, Inc.	2,984	501,581
SiTime Corporation (b)	500	148,850
		21,935,090
Software - 4.5%
Doximity, Inc. - Class A (b)	2,653	136,470
Guidewire Software, Inc. (b)	1,397	301,724
Microsoft Corporation	11,661	5,737,329
Oracle Corporation	2,803	566,066
Palantir Technologies, Inc. - Class A (b)	7,136	1,202,059
Pegasystems, Inc.	3,138	171,868
Shopify, Inc. - Class A (b)	3,913	620,758
Twilio, Inc. - Class A (b)	7,337	951,536
		9,687,810
Technology Hardware - 8.1%
Apple, Inc.	43,492	12,127,744
Ciena Corporation (b)	4,106	838,486
Cisco Systems, Inc.	10,958	843,109

BLUEPRINT ADAPTIVE GROWTH ALLOCATION FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 78.2% (Continued)	Shares	Value
Technology - 23.9% (Continued)
Technology Hardware - 8.1% (Continued)
Flex Ltd. (b)	9,403	$ 555,811
InterDigital, Inc.	1,480	529,470
Lumentum Holdings, Inc. (b)	1,508	490,341
Nintendo Company Ltd. - ADR	24,241	512,940
Sanmina Corporation (b)	2,180	340,440
Sony Group Corporation - ADR	18,560	544,736
TD SYNNEX Corporation	1,595	243,206
TTM Technologies, Inc. (b)	5,202	365,076
		17,391,359
Technology Services - 1.1%
International Business Machines Corporation	2,727	841,497
Mastercard, Inc. - Class A	1,249	687,612
Visa, Inc. - Class A	2,502	836,769
		2,365,878
Utilities - 2.0%
Electric Utilities - 1.8%
Duke Energy Corporation	2,182	270,437
Enel S.p.A. - ADR	51,233	528,725
Iberdrola S.A. - ADR	5,829	493,367
IDACORP, Inc.	1,945	256,312
National Grid plc - ADR	5,738	436,719
NextEra Energy, Inc.	6,287	542,505
OGE Energy Corporation	2,802	128,276
Southern Company (The)	1,644	149,801
Talen Energy Corporation (b)	2,183	860,691
TXNM Energy, Inc.	3,662	214,044
		3,880,877
Gas & Water Utilities - 0.2%
National Fuel Gas Company	2,074	171,001
UGI Corporation	7,616	301,213
		472,214

Total Common Stocks (Cost $133,265,475)		$ 168,433,240

BLUEPRINT ADAPTIVE GROWTH ALLOCATION FUND
SCHEDULE OF INVESTMENTS (Continued)

EXCHANGE-TRADED FUNDS - 19.9%	Shares	Value
ClearShares Ultra-Short Maturity ETF	22,500	$ 2,250,225
Direxion Daily S&P 500 Bull 3X	29,000	6,459,170
Direxion Daily TSLA Bull 2X Shares	153,000	2,833,560
Global X MSCI Greece ETF	3,477	227,118
iShares China Large-Cap ETF	75,177	2,971,747
iShares Gold Trust (b)	71,732	5,696,238
iShares MSCI Brazil ETF	30,405	1,021,912
iShares MSCI Chile ETF	32,018	1,212,201
iShares MSCI China ETF	49,699	3,091,278
iShares MSCI India ETF	74,529	4,077,482
iShares MSCI Mexico ETF	13,069	894,181
iShares MSCI Qatar ETF (b)	5,639	106,464
iShares MSCI South Africa ETF	1,913	127,674
iShares MSCI South Korea ETF	43,257	3,930,764
iShares MSCI Taiwan ETF	20,466	1,320,262
iShares MSCI Thailand ETF	15,760	930,470
iShares MSCI UAE ETF	5,752	106,872
ProShares Ultra S&P 500	37,894	2,207,704
Xtrackers Harvest CSI 300 China A-Shares ETF	100,254	3,266,275
Total Exchange-Traded Funds (Cost $33,746,185)		$ 42,731,597

BLUEPRINT ADAPTIVE GROWTH ALLOCATION FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 1.4%	Shares	Value
Federated Hermes Government Obligations Fund - Institutional Class, 3.87% (c)	664,689	$ 664,689
First American Government Obligations Fund - Class X, 3.92% (c)	2,397,909	2,397,909
Total Money Market Funds (Cost $3,062,598)		$ 3,062,598

Investments at Value - 99.5% (Cost $170,074,258)		$ 214,227,435

Other Assets in Excess of Liabilities - 0.5%		1,069,563

Net Assets - 100.0%		$ 215,296,998

(a)	Percentage rounds to less than 0.1%.
(b)	Non-income producing security.
(c)	The rate shown is the 7-day effective yield as of November 30, 2025.

A/S	- Aktieselskab
AB	- Aktiebolag
ADR	- American Depositary Receipt
AG	- Aktiengesellschaft
N.V.	- Naamloze Vennootschap
OYJ	- Julkinen Osakeyhtio
plc	- Public Limited Company
S.A.	- Societe Anonyme
SE	- Societe Europaea
S.p.A.	- Societa per azioni